11. LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2020
Notes
11. LOANS RECEIVABLE

11.LOANS RECEIVABLE

Loans receivable as at December 31, 2020 and 2019 consists of the following:

	Notes	2020	2019
Advances to PharmaCo Inc.		$11,084,278	$4,381,329
Promissory note receivable from PharmaCo Inc.		32,627,616	30,648,517
Promissory note acquired with RTO	5	4,231,664	-
Accrued interest on promissory note acquired with RTO	5	686,288	-
Net receivable from sellers of Platinum Vape	6	3,046,777	-
Settlement of pre-existing relationship in MAG acquisition	6	-	1,474,551
Total		$51,676,623	$36,504,397

Advances to PharmaCo Inc.

The loan receivable balance was amounting to $4,810,000 as at December 31, 2018.  During the year ended December 31, 2019, PharmaCo paid $428,671 to the Company. The loan receivable balance was amounting to $4,381,329 as at December 31, 2019.

During year ended December 31, 2020, the Company issued 2,339,200 units consisting of one common share and one convertible series II preferred share to a third-party to pay for $5,848,000 owed by PharmaCo to its related party. The amount of $5,848,000 has been recorded as a loan receivable from Pharmaco. The loan receivable is interest free and does not have fixed terms of repayment. During the year ended December 31, 2020, the Company advanced additional $854,949 to PharmaCo, and the balance was amounting to $11,084,278 as at the December 31, 2020.  The balance is expected to be settled upon the closing of the acquisition of PharmaCo.

Promissory note receivable from PharmaCo Inc

On June 7, 2019, the Company entered a Promissory Note Agreement (“Promissory Note”) with PharmaCo. Under the terms of this agreement, the Company advanced a principal amount of $30,648,517. The Promissory Note is non-interest bearing, unsecured, and matured on January 2, 2020. On January 2, 2020, the Company agreed to extend the Promissory Note with PharmaCo until January 22, 2021.

On January 2, 2020, the Company advanced a principal amount of $1,979,099. The Promissory Note is non-interest bearing, unsecured, and matures on January 22, 2021. The funds advanced under the Promissory Note were received from the Bridging Finance Inc. on which date under the credit facility (Note 15). The Promissory Note is included in current loans receivable as of December 31, 2020 and the balance as of December 31, 2020 was amounting to $32,627,616.

Promissory note acquired with RTO

On April 24, 2020, promissory note of value of $4,169,009 was acquired pursuant to the RTO transaction (Note 5).  During the year ended December 31, 2020, the Company recorded revaluation gain of $673,585.  The promissory note balance as of December 31, 2020 was $4,231,664.

During the year ended December 31, 2020, the Company recorded accrued interest of $686,288.

Other amounts

The net balance receivable amount from sellers of Platinum Vape (Note 6) as at December 31, 2020 was $3,046,777.  The balance is non-interest bearing, unsecured and matures on September 14, 2021.

During the year ended December 31, 2019, $1,474,551 was advanced to MAG as a partial deposit for the acquisition of MAG and the Illinois Facility and was included in loans receivable as presented in the above schedule. During the year ended December 31, 2020, the Company completed the acquisition of MAG (Note 6) and this amount was transferred to the consideration paid.